UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	253,623	$26,655,777
United Technologies Corp.	163,440	17,254,361

		$43,910,138

Automobiles — 0.6%
Honda Motor Co., Ltd.	299,436	$11,091,425

		$11,091,425

Beverages — 2.4%
Anheuser-Busch InBev NV	56,918	$5,473,309
Beam, Inc.	123,546	8,029,254
Coca-Cola Co. (The)	540,759	21,673,621
Diageo PLC	222,800	6,982,288

		$42,158,472

Biotechnology — 4.5%
Celgene Corp.(1)	248,863	$36,548,020
Gilead Sciences, Inc.(1)	669,834	41,161,299

		$77,709,319

Capital Markets — 2.0%
Charles Schwab Corp. (The)	444,126	$9,810,743
Credit Suisse Group AG(1)	178,275	5,236,610
Goldman Sachs Group, Inc. (The)	93,418	15,323,355
UBS AG(1)	186,902	3,680,291

		$34,050,999

Chemicals — 3.1%
BASF SE	66,221	$5,869,064
Linde AG	13,547	2,609,595
LyondellBasell Industries NV, Class A	203,597	13,989,150
Monsanto Co.	188,296	18,599,879
PPG Industries, Inc.	77,420	12,421,265

		$53,488,953

Commercial Banks — 7.0%
Barclays PLC	1,308,215	$5,715,570
HSBC Holdings PLC	1,289,229	14,637,201
Natixis	5,000,000	25,549,734
PNC Financial Services Group, Inc. (The)	243,381	18,509,125
Regions Financial Corp.	1,484,242	14,857,263
Standard Chartered PLC	192,588	4,466,830
Wells Fargo & Co.	867,073	37,717,676

		$121,453,399

Security	Shares	Value
Communications Equipment — 0.8%
QUALCOMM, Inc.	216,370	$13,966,683

		$13,966,683

Computers & Peripherals — 1.9%
Apple, Inc.	74,024	$33,495,860

		$33,495,860

Consumer Finance — 1.3%
American Express Co.	317,838	$23,446,909

		$23,446,909

Diversified Financial Services — 5.0%
Bank of America Corp.	2,079,183	$30,356,072
Citigroup, Inc.	609,493	31,778,965
JPMorgan Chase & Co.	428,138	23,860,131

		$85,995,168

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	234,075	$8,255,825
Verizon Communications, Inc.	579,409	28,669,158

		$36,924,983

Electric Utilities — 2.5%
American Electric Power Co., Inc.	257,104	$11,916,770
Duke Energy Corp.	108,156	7,679,076
Edison International	161,770	8,064,234
PPL Corp.	277,219	8,807,248
SSE PLC	319,852	7,657,111

		$44,124,439

Electrical Equipment — 1.5%
Emerson Electric Co.	379,580	$23,294,825
Schneider Electric SA	44,819	3,570,319

		$26,865,144

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	405,565	$6,160,532

		$6,160,532

Energy Equipment & Services — 1.5%
Cameron International Corp.(1)	78,820	$4,674,026
Halliburton Co.	460,123	20,792,958

		$25,466,984

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	167,065	$19,595,054

		$19,595,054

Security	Shares	Value
Food Products — 3.8%
Danone SA	45,394	$3,595,002
Hershey Co. (The)	113,358	10,754,273
Kraft Foods Group, Inc.	144,357	8,167,719
Mondelez International, Inc., Class A	400,724	12,530,640
Nestle SA	291,091	19,701,795
Unilever NV	286,140	11,480,348

		$66,229,777

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	399,732	$14,642,183
Covidien PLC	266,799	16,442,823

		$31,085,006

Health Care Providers & Services — 0.8%
Express Scripts Holding Co.(1)	215,675	$14,137,496

		$14,137,496

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Corp.	138,196	$13,554,264

		$13,554,264

Household Products — 3.2%
Colgate-Palmolive Co.	407,224	$24,380,501
Procter & Gamble Co.	314,015	25,215,405
Svenska Cellulosa AB, Class B	206,913	5,473,409

		$55,069,315

Industrial Conglomerates — 3.3%
Danaher Corp.	366,447	$24,676,541
General Electric Co.	1,153,817	28,118,520
Siemens AG	41,917	4,603,796

		$57,398,857

Insurance — 1.5%
ACE, Ltd.	133,630	$12,211,109
Allianz SE	31,696	4,939,232
Old Mutual PLC	814,041	2,404,120
Prudential PLC	340,666	6,050,163

		$25,604,624

Internet & Catalog Retail — 2.2%
Amazon.com, Inc.(1)	100,581	$30,297,009
Netflix, Inc.(1)	29,334	7,163,949

		$37,460,958

Internet Software & Services — 3.4%
eBay, Inc.(1)	323,504	$16,721,922
Google, Inc., Class A(1)	47,602	42,251,535

		$58,973,457

Security	Shares	Value
IT Services — 4.0%
Accenture PLC, Class A	291,081	$21,484,689
International Business Machines Corp.	168,839	32,930,358
Visa, Inc., Class A	83,328	14,749,889

		$69,164,936

Machinery — 0.8%
Deere & Co.	170,980	$14,203,309

		$14,203,309

Media — 3.2%
Comcast Corp., Class A	553,182	$24,937,445
Walt Disney Co. (The)	468,328	30,277,405

		$55,214,850

Metals & Mining — 0.5%
BHP Billiton, Ltd. ADR	88,062	$5,524,129
Freeport-McMoRan Copper & Gold, Inc.	104,202	2,946,833

		$8,470,962

Multi-Utilities — 0.9%
National Grid PLC	403,800	$4,825,946
Sempra Energy	119,017	10,429,460

		$15,255,406

Multiline Retail — 2.3%
Dollar General Corp.(1)	490,001	$26,788,355
Macy’s, Inc.	274,001	13,245,208

		$40,033,563

Oil, Gas & Consumable Fuels — 8.6%
Anadarko Petroleum Corp.	149,499	$13,233,651
Chevron Corp.	130,085	16,376,401
ConocoPhillips	358,500	23,252,310
ENI SpA	203,631	4,497,623
EOG Resources, Inc.	81,800	11,901,082
Exxon Mobil Corp.	163,920	15,367,500
HollyFrontier Corp.	94,314	4,296,003
Occidental Petroleum Corp.	231,814	20,643,037
Phillips 66	283,058	17,408,067
Royal Dutch Shell PLC, Class B	494,662	17,496,394
Statoil ASA	189,469	4,112,734

		$148,584,802

Pharmaceuticals — 7.0%
AstraZeneca PLC	172,680	$8,759,320
Bayer AG	115,622	13,439,309
GlaxoSmithKline PLC	189,684	4,852,805
Johnson & Johnson	185,461	17,340,603
Mallinckrodt PLC(1)	1	40

Security	Shares	Value
Novo Nordisk A/S, Class B	58,342	$9,898,653
Pfizer, Inc.	1,075,613	31,440,168
Roche Holding AG PC	69,467	17,095,063
Sanofi	141,378	14,799,973
Shire PLC ADR	35,005	3,827,797

		$121,453,731

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	67,827	$9,179,706
Boston Properties, Inc.	107,429	11,489,532

		$20,669,238

Road & Rail — 1.5%
Union Pacific Corp.	165,349	$26,222,698

		$26,222,698

Software — 2.2%
Microsoft Corp.	587,164	$18,689,430
Oracle Corp.	391,526	12,665,866
SAP AG	83,684	6,131,645

		$37,486,941

Specialty Retail — 1.3%
Home Depot, Inc. (The)	149,833	$11,841,302
Industria de Diseno Textil SA	43,482	5,804,178
Kingfisher PLC	725,941	4,391,933

		$22,037,413

Textiles, Apparel & Luxury Goods — 1.6%
Adidas AG	38,724	$4,316,367
Compagnie Financiere Richemont SA, Class A	42,000	4,108,547
LVMH Moet Hennessy Louis Vuitton SA	32,049	5,833,859
NIKE, Inc., Class B	221,135	13,913,814

		$28,172,587

Tobacco — 1.5%
British American Tobacco PLC	120,651	$6,436,341
Philip Morris International, Inc.	217,659	19,410,830

		$25,847,171

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	4,962,479	$14,862,993

		$14,862,993

Total Common Stocks (identified cost $1,198,375,880)		$1,707,098,815

Covered Put Options Purchased — 0.0%(2)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	293	$250.00	8/17/13	$335,485

Total Covered Put Options Purchased (identified cost $427,021)				$335,485

Total Investments — 98.5% (identified cost $1,198,802,901)				$1,707,434,300

Call Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4,825	$1,775.00	10/19/13	$(2,798,500)

Total Call Options Written (premiums received $2,598,659)				$(2,798,500)

Covered Call Options Written — (0.0)%(2)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	293	$300.00	8/17/13	$(6,299)

Total Covered Call Options Written (premiums received $308,359)				$(6,299)

Covered Put Options Written — (0.0)%(2)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Netflix, Inc.	293	$215.00	8/17/13	$(25,638)

Total Covered Put Options Written (premiums received $129,275)				$(25,638)

Other Assets, Less Liabilities — 1.7%				$28,999,725

Net Assets — 100.0%				$1,733,603,588

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended July 31, 2013, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $13,515.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	76.2%	$1,321,503,668
United Kingdom	6.5	113,366,812
Switzerland	3.6	62,033,415
France	3.1	53,348,887
Germany	2.4	41,909,008
Ireland	2.2	37,927,552
Netherlands	1.5	25,469,498
Japan	0.7	11,091,425
Denmark	0.6	9,898,653
Spain	0.3	5,804,178
Australia	0.3	5,524,129
Sweden	0.3	5,473,409
Belgium	0.3	5,473,309
Italy	0.3	4,497,623
Norway	0.2	4,112,734

Total Investments	98.5%	$1,707,434,300

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,199,385,348

Gross unrealized appreciation	$511,655,453
Gross unrealized depreciation	(3,606,501)

Net unrealized appreciation	$508,048,952

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Japanese Yen 1,099,083,000	United States Dollar 11,218,395	Credit Suisse International	$ (8,662)

Written options activity for the fiscal year to date ended July 31, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	5,900	$6,140,573
Options written	54,281	87,681,745
Options terminated in closing purchase transactions	(48,045)	(80,355,832)
Options expired	(6,725)	(10,430,193)

Outstanding, end of period	5,411	$3,036,293

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. During the fiscal year to date ended July 31, 2013, the Fund also entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Fund’s exposure to a decline in the stock price.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Options Purchased	$335,485	$—
Equity Price	Options Written	—	(2,830,437)

		$335,485	$(2,830,437)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(8,662)

		$—	$(8,662)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$172,018,751	$35,546,309	$—	$207,565,060
Consumer Staples	149,757,297	59,142,492	—	208,899,789
Energy	147,945,035	26,106,751	—	174,051,786
Financials	264,090,320	47,130,017	—	311,220,337
Health Care	175,540,429	68,845,123	—	244,385,552
Industrials	160,426,031	8,174,115	—	168,600,146
Information Technology	213,116,764	6,131,645	—	219,248,409
Materials	53,481,256	8,478,659	—	61,959,915
Telecommunication Services	36,924,983	14,862,993	—	51,787,976
Utilities	46,896,788	12,483,057	—	59,379,845
Total Common Stocks	$1,420,197,654	$286,901,161 *	$—	$1,707,098,815
Covered Put Options Purchased	$335,485	$—	$—	$335,485
Total Investments	$1,420,533,139	$286,901,161	$—	$1,707,434,300

Liability Description
Call Options Written	$(2,798,500)	$—	$—	$(2,798,500)
Covered Call Options Written	(6,299)	—	—	(6,299)
Covered Put Options Written	(25,638)	—	—	(25,638)
Forward Foreign Currency Exchange Contracts	—	(8,662)	—	(8,662)
Total	$(2,830,437)	$(8,662)	$—	$(2,839,099)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013